INTANGIBLE ASSETS, NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 29,048	$ 27,100
Less: Accumulated amortization	(18,785)	(13,233)
Net book value	10,263	13,867
Current	825	5,552
Non-current	9,438	8,315
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	(3,000)	(11,600)
Net book value	4,270
Assembled Workforce
Finite-Lived Intangible Assets [Line Items]
Cost	4,600	4,600
Less: Accumulated amortization	(1,380)	(460)
Net book value	3,220	4,140
Current	0	920
Non-current	3,220	3,220
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	3,600	3,600
Less: Accumulated amortization	(2,775)	(1,125)
Net book value	825	2,475
Current	825	1,650
Non-current	0	825
Contract-Based Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Cost	18,900	18,900
Less: Accumulated amortization	(14,630)	(11,648)
Net book value	4,270	7,252
Current	0	2,982
Non-current	4,270	$ 4,270
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Cost	1,948
Less: Accumulated amortization	0
Net book value	1,948
Current	0
Non-current	$ 1,948